ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2025
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
	Weighted Average Useful Life	Amount

Goodwill		$133.4
Core technology	7 Years	51.2
Customer relationship	1 Years	15.7
Net assumed liabilities		(11.7)
Total		$188.6